Schedule of Derivative Liabilities at Fair Value (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 1		$ 337,988
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 2		(56,098)
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 3		216,236
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 4		23,787
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 5		(168,273)
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 6		167,395
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 7		(326,095)
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 8		$ 194,940
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 1	$ 194,940
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 2	42,662
Derivative Liability Schedule Of Derivative Liabilities At Fair Value 3	$ 237,602